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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number:  811-5950


Money Market Obligations Trust

(Exact name of registrant as specified in charter)


4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:  7/1/2008 - 6/30/2009



ITEM 1.  PROXY VOTING RECORD.

Alabama Municipal Cash Trust
Arizona Municipal Cash Trust
Automated Cash Management Trust
Automated Government Cash Reserves
Automated Government Money Trust
California Municipal Cash Trust
Connecticut Municipal Cash Trust
Federated Captial Reserves Fund
Federated Government Reserves Fund
Federated Master Trust
Federated Municipal Trust
Federated Short-Term U.S. Government Trust
Federated Tax-Free Trust
Florida Municipal Cash Trust
Georgia Municipal Cash Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund
Liberty U.S. Government Money Market Trust
Maryland Municipal Cash Trust
Massachusetts Municipal Cash Trust
Michigan Municipal Cash Trust
Minnesota Municipal Cash Trust
Money Market Management
Municpal Obligations Fund
New Jersey Municipal Cash Trust
New York Municipal Cash Trust
North Carolina Municipal Cash Trust
Ohio Municipal Cash Trust
Pennsylvania Municipal Cash Trust
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund
Tax-Free Instruments Trust
Tax-Free Obligations Fund
Treasury Obligations Fund
Trust for U.S. Treasury Obligations
U.S. Treasury Cash Reserves
Virginia Municipal Cash Trust

There we no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




 (Registrant)              Money Market Obligations Trust


 By                        /s/J. Christopher Donahue
 (Signature and Title)*    J. Christopher Donahue
                           Principal Executive Officer

 Date:                      August 24, 2009

* Print the name and title of each signing officer under his or her signature.